Commissions and Expenses - Summary of Commissions and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of commissions and expenses [line items]
Employee expenses	€ 1,818	€ 1,711	€ 1,696
Aegon Ltd. [member]
Disclosure of commissions and expenses [line items]
Employee expenses	80	82
Administration expenses	65	80
Cost sharing to group companies	(51)	(58)
Total	€ 95	€ 104